CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 22,246	$ 4,789
Restricted bank deposit	3,274	5,195
Trade accounts receivable, net of allowance for doubtful accounts of $1,576 and $4,390 as of December 31,2015 and 2014, respectively (Note 14)	15,122	11,628
Deferred tax short term	2,639	3,958
Other accounts receivable and prepaid expenses (Note 3)	1,199	1,190
Inventories, net (Note 4)	3,602	1,614
TOTAL CURRENT ASSETS	48,082	28,374
LONG-TERM ASSETS
Severance pay funds (Note 2.j)	216	325
Deferred tax long term	1,433	301
Property and equipment, net (Note 6)	888	616
Customer Contracts	4,052	4,587
Software and other IP	4,595	$ 4,949
Other Intangible assets (Note 7)	1,988
Goodwill	4,688	$ 3,722
TOTAL ASSETS	65,942	42,874
CURRENT LIABILITIES
Trade accounts payable	3,705	2,892
Employees and payroll accruals	1,488	944
Related parties	77	341
Accrued expenses and other liabilities (Note 8)	$ 2,917	2,755
Advances from customers		2,864
Short-term liability for future earn-out	$ 2,051	2,870
TOTAL CURRENT LIABILITIES	10,238	12,666
LONG-TERM LIABILITIES
Long-term liability for future earn-out	931	1,477
Accrued severance pay	341	425
TOTAL LONG TERM LIABILITIES	1,272	1,902
TOTAL LIABILITIES	11,510	14,568
SHAREHOLDERS' EQUITY (Note 11)
Ordinary shares, NIS 0.25 par value - authorized 18,000,000 shares, 15,493,615 shares issued and outstanding at December 31, 2015 and 13,742,585 shares issued and outstanding at December 31, 2014	1,053	937
Additional paid-in capital	83,201	58,210
Accumulated deficit	(29,822)	(30,841)
Total shareholders' equity	54,432	28,306
Total liabilities and shareholders' equity	$ 65,942	$ 42,874